Other Current Liabilities and Accrued Expenses (Details) - Schedule of other current liabilities and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities and accrued expenses [Abstract]
Royalties - IIA payable	$ 1,026	$ 986
Accrued commissions	1,040	2,018
Accrued expenses	3,362	1,717
Total	$ 5,428	$ 4,721